Note 7 - Derivative Liabilities	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Derivatives and Fair Value [Text Block]
7.	Derivative Liabilities

The Company accounted for the Series F Warrants, Series G Warrants and the Series H Warrants in accordance with ASC 815-10. Since the Company may be required to purchase its Series F Warrants, Series G Warrants and Series H Warrants for an amount of cash equal to $36.00, $22.00 and $10.66, respectively, for each share of Common Stock (“Minimum”) they are recorded as liabilities at the greater of the Minimum or fair value. They are marked to market each reporting period through the Consolidated Statement of Operations. During the year ended September 30, 2022, the Company recognized income of $1,000,000 for the expiration of the Series F Warrants.

On the respective closing dates, the derivative liabilities related to the Series G Warrants and Series H Warrants were recorded at an aggregate fair value of $1,628,113. Given that the fair value of the derivative liabilities was less than the net proceeds, the remaining proceeds were allocated to Common Stock and additional-paid-in-capital. For the fiscal year ended September 30, 2021, the Company recorded income of $108,944 in connection with the decrease in the fair value of the derivative liability.

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2022 (Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	—	—	—
Adjustments for the expiration of warrant	(1,000,000)	—	—
Ending balance at September 30, 2022	$—	$748,275	$459,200

Fair Value Measurements Using Significant Unobservable Inputs – Year Ended September 30, 2021 (Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	—	—	—
Adjustments to estimated fair value	—	—	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

The derivative liabilities are recorded as liabilities at September 30, 2022 using the greater of the minimum value or the Black Scholes Model with the following assumptions. As of September 30, 2022, the derivative liabilities are recorded at their minimum value.

	Series G	Series H
Closing price per share of Common Stock

Exercise price per share	$140.00	$80.00

Expected volatility	132.97%	122.50%

Risk-free interest rate	4.05%	4.14%

Dividend yield	—	—

Remaining expected term of underlying securities (years)	0.69	1.57

During the year ended September 30, 2022, the Series F Warrants expired.

The derivative liabilities are recorded as liabilities at September 30, 2021 using the greater of the minimum value or the Black Scholes Model with the following assumptions. As of September 30, 2021, the derivative liabilities are recorded at their minimum value.

	Series F	Series G	Series H
Closing price per share of Common Stock	$0.12	$0.12	$0.12
Exercise price per share	$150.00	$140.00	$80.00
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.70	2.58